TCW FUNDS, INC.

TCW Concentrated Large Cap Growth Fund

(Formerly, TCW Select Equities Fund)

(Class I: TGCEX; Class N: TGCNX

TCW Global Real Estate Fund

(Class I: TGREX; Class N: TGRYX)

TCW Relative Value Large Cap Fund

(Class I: TGDIX; Class N: TGDVX)

TCW Relative Value Mid Cap Fund

(Class I: TGVOX; Class N:TGVNX)

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX;

Plan Class: TGCPX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW Securitized Bond Fund

(Formerly, TCW Total Return Bond Fund)

(Class I: TGLMX; Class N: TGMNX;

Plan Class: TGLSX)

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX;

Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated April 17, 2025 to the

Prospectus and Summary Prospectuses,

each dated February 28, 2025

Effective May 16, 2025, all references to the addresses for U.S. Bank Global Fund Services in the Prospectus and Summary Prospectus are amended as follows:

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services, P.O. Box 701 Milwaukee, WI 53201-0701	U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Concentrated Large Cap Growth Fund

(Formerly, TCW Select Equities Fund)

(Class I: TGCEX; Class N: TGCNX

TCW Global Real Estate Fund

(Class I: TGREX; Class N: TGRYX)

TCW Relative Value Large Cap Fund

(Class I: TGDIX; Class N: TGDVX)

TCW Relative Value Mid Cap Fund

(Class I: TGVOX; Class N:TGVNX)

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX;

Plan Class: TGCPX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW Securitized Bond Fund

(Formerly, TCW Total Return Bond Fund)

(Class I: TGLMX; Class N: TGMNX;

Plan Class: TGLSX)

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX;

Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated April 17, 2025 to the

Statement of Additional Information,

dated February 28, 2025

Effective May 16, 2025, the disclosure under the heading “OTHER SERVICE PROVIDERS – Transfer Agent” on page 61 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Transfer Agent

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer agent for the Corporation.

Please retain this Supplement for future reference.